UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY
PORTFOLIO
JULY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 100.0%
	Shares	Value
CONSUMER DISCRETIONARY — 13.0%
Grupo Televisa ADR	26,150	$911,589
Lowe’s	14,000	971,040
Macy’s	10,100	697,506
Scripps Networks Interactive, Cl A	12,675	793,202
Target	9,300	761,205
Walt Disney	8,475	1,017,000
Whirlpool	4,900	870,877

		6,022,419

CONSUMER STAPLES — 8.8%
Archer-Daniels-Midland	18,625	883,197
Constellation Brands, Cl A	5,600	672,112
Kellogg	15,100	999,167
Kroger	19,500	765,180
Philip Morris International	8,575	733,420

		4,053,076

ENERGY — 8.8%
Chevron	11,450	1,013,096
Exxon Mobil	10,375	821,804
Occidental Petroleum	12,300	863,460
Valero Energy	20,550	1,348,080

		4,046,440

FINANCIALS — 15.1%
American International Group	14,100	904,092
Blackstone Group[1]	23,125	907,656
Capital One Financial	14,950	1,215,435
CBRE Group, Cl A*	15,500	588,535
Citigroup	14,900	871,054
Goldman Sachs Group	3,700	758,759
JPMorgan Chase	13,000	890,890
SunTrust Banks	18,600	824,724

		6,961,145

HEALTH CARE — 17.7%
Cigna	6,500	936,390
Community Health Systems*	14,500	848,395
Gilead Sciences	11,925	1,405,480
Johnson & Johnson	9,300	931,953
Laboratory Corp of America Holdings*	7,425	945,128
Medtronic	15,050	1,179,770
Merck	11,800	695,728
Pfizer	33,550	1,209,813

		8,152,657

INDUSTRIALS — 12.2%
Boeing	5,475	789,330
Cummins	6,875	890,519
Generac Holdings*	12,925	453,280
General Electric	73,350	1,914,435
L-3 Communications Holdings	4,400	508,024
Rockwell Collins	6,900	583,878

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY
PORTFOLIO
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
United Rentals*	7,325	$490,702

		5,630,168

INFORMATION TECHNOLOGY — 14.9%
Apple	11,290	1,369,477
Cisco Systems	49,800	1,415,316
Google, Cl C	2,737	1,712,295
NVIDIA	42,900	855,855
Oracle	22,900	914,626
Western Digital	7,225	621,783

		6,889,352

TELECOMMUNICATION SERVICES — 2.4%
Verizon Communications	24,000	1,122,960

UTILITIES — 7.1%
Duke Energy	11,900	883,218
National Grid ADR	8,200	546,284
PPL	34,900	1,110,169
Xcel Energy	21,325	739,338

		3,279,009

TOTAL COMMON STOCK (Cost $39,782,615)		46,157,226

SHORT — TERM INVESTMENT (A) — 0.2%
Federated Government Obligations Fund, 0.01% (Cost $110,965)	110,965	110,965

TOTAL INVESTMENTS — 100.2% (Cost $39,893,580)†		$46,268,191

Percentages are based on Net Assets of $46,153,014.

[1]	Security considered to be a Master Limited Partnership. The total value of such security as of July 31, 2015 was $907,656 or 2.0% of Net Assets.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2015.

ADR	American Depositary Receipt

Cl	Class

†	At July 31, 2015, the tax basis cost of the Portfolio’s investments was $39,893,580, and the unrealized appreciation and depreciation were $7,532,267 and $(1,157,656), respectively.

As of July 31, 2015, all of the Portfolio’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2015, there were no Level 3 securities.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015